UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-08348

LORD ASSET MANAGEMENT TRUST
 (Exact name of registrant as specified in charter)

440 South LaSalle Street
Chicago, Illinois 60605-1028
(Address of principal executive offices) (Zip code)

Patrick W. D. Turley
Dechert LLP
1900 K Street NW
Washington, D.C. 20006
Thomas S. White, Jr.
       Thomas White International, Ltd.
440 South LaSalle Street
Chicago, Illinois 60605-1028
(Name and address of agent for service)

(312) 663-8300
(Registrant's telephone number, including area code)

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

Item 1. Schedule of Investments.

Thomas White International Fund
Investment Portfolio (Unaudited)			January 31, 2018

Country	Issue	Industry	Shares	Value (US$)
COMMON STOCKS (95.4%)
AUSTRALIA (6.5%)
BHP Billiton Ltd +		Materials	247,000	$6,025,650
CSL Limited +		Pharmaceuticals, Biotechnology & Life Sciences	35,800	4,220,071
Iluka Resources Ltd +		Materials	502,600	4,095,342
Newcrest Mining Limited +		Materials	188,800	3,446,564
Orica Limited +		Materials	257,300	3,974,583
				21,762,210

BELGIUM (1.5%)
KBC Group NV+		Banks	51,300	4,931,246

CANADA (3.9%)
Canadian National Railway Company		Transportation	40,700	3,261,956
Nutrien Ltd.		Materials	65,800	3,442,463
Open Text Corporation #		Software & Services	98,600	3,376,449
Suncor Energy, Inc.		Energy	79,800	2,890,966
				12,971,834

CHINA (7.1%)
Alibaba Group Holding Ltd. - ADR *#		Software & Services	35,500	7,252,295
Anhui Conch Cement Company Limited - H Shares +		Materials	654,500	3,608,300
Baidu, Inc. - ADR *		Software & Services	21,600	5,333,472
Ping An Insurance (Group) Company of China Limited - H Shares +		Insurance	620,500	7,382,958
				23,577,025

FINLAND (1.2%)
Sampo Oyj - A Shares +		Insurance	66,600	3,869,095

FRANCE (4.0%)
Societe BIC SA +		Commercial & Professional Services	28,800	3,301,364
Eiffage +		Capital Goods	26,700	3,236,919
Safran SA +		Capital Goods	30,900	3,488,111
Total SA +		Energy	54,500	3,158,556
				13,184,950

GERMANY (2.3%)
Bayerische Motoren Werke Aktiengesellschaft +		Automobiles & Components	39,500	4,508,698
Continental Aktiengesellschaft +		Automobiles & Components	10,400	3,121,271
				7,629,969

HONG KONG (2.2%)
Hang Lung Properties Ltd. +		Real Estate	1,405,000	3,715,638
Techtronic Industries Company Limited +		Consumer Durables & Apparel	559,000	3,723,879
				7,439,517

INDIA (3.7%)
Axis Bank Limited +		Banks	402,700	3,760,912
Exide Industries Ltd. +		Automobiles & Components	1,066,300	3,739,667
Infosys Limited - ADR #		Software & Services	265,100	4,774,451
				12,275,030

INDONESIA (2.6%)
PT Bank Central Asia Tbk +		Banks	2,909,000	4,931,855
PT Telekomunikasi Indonesia Persero Tbk +		Telecommunication Services	12,181,400	3,635,052
				8,566,907

IRELAND (1.1%)
CRH PLC+		Materials	102,000	3,793,347

ITALY (1.1%)
UniCredit S.p.A *+		Banks	160,400	3,530,143

JAPAN (16.3%)
DAIKIN INDUSTRIES, LTD. +		Capital Goods	28,100	3,391,639
FANUC Corporation +		Capital Goods	15,200	4,133,472
Honda Motor Co., Ltd. +		Automobiles & Components	114,800	4,040,905
Hoya Corp +		Technology Hardware & Equipment	77,600	3,977,396
Japan Tobacco Inc. +		Food, Beverage & Tobacco	79,400	2,631,025
Kansai Paint Co., Ltd. +		Materials	142,300	3,525,488
Nabtesco Corporation +		Capital Goods	82,400	3,915,536

Nitori Holdings Co., Ltd. +	Retailing	20,100	3,206,906
ORIX Corporation +	Diversified Financials	195,700	3,666,737
Rakuten Inc +	Retailing	354,700	3,203,427
SMC Corp/Japan +	Capital Goods	11,600	5,741,425
SoftBank Corp. +	Telecommunication Services	70,800	5,857,885
Sundrug Co., Ltd. +	Food & Staples Retailing	77,700	3,346,520
Tokio Marine Holdings, Inc. +	Insurance	78,400	3,706,493
			54,344,854

MEXICO (2.0%)
Cemex SAB de CV *	Materials	3,874,324	3,224,484
Grupo Aeroportuario del Sureste SAB de CV - B Shares	Transportation	177,500	3,452,484
			6,676,968

NETHERLANDS (4.6%)
ING Groep N.V. +	Banks	334,600	6,582,972
Koninklijke DSM N.V. +	Materials	28,700	2,966,249
Royal Dutch Shell PLC - B Shares +	Energy	161,900	5,745,782
			15,295,003

PERU (1.0%)
Credicorp Ltd.	Banks	15,100	3,497,613

RUSSIA (2.7%)
LUKOIL PJSC - ADR +	Energy	50,700	3,348,626
Sberbank of Russia PJSC - ADR +	Banks	274,800	5,539,673
			8,888,299

SOUTH AFRICA (1.8%)
Mondi Ltd +	Materials	98,700	2,636,160
Naspers Limited - N Shares +	Media	12,200	3,482,606
			6,118,766

SOUTH KOREA (6.2%)
KB Financial Group Inc. +	Banks	70,300	4,416,624
KT&G Corporation +	Food, Beverage & Tobacco	30,200	3,006,395
LG Household & Health Care Ltd. +	Household & Personal Products	2,225	2,452,940
POSCO +	Materials	9,650	3,446,151
Samsung Electronics Co., Ltd. +	Semiconductors & Semiconductor Equipment	3,170	7,428,394
			20,750,504

SPAIN (3.0%)
Aena SME, S.A. +	Transportation	18,000	3,921,951
Banco Bilbao Vizcaya Argentaria, S.A. +	Banks	629,200	5,908,388
			9,830,339

SWEDEN (3.9%)
Hennes & Mauritz AB - B Shares #+	Retailing	186,500	3,298,477
Hexagon AB - B Shares +	Technology Hardware & Equipment	64,900	3,869,374
SKF AB - B Shares +	Capital Goods	241,600	5,972,381
			13,140,232

SWITZERLAND (2.9%)
Credit Suisse Group AG +	Diversified Financials	180,000	3,474,978
IWG PLC +	Commercial & Professional Services	800,000	3,019,636
The Swatch Group AG +	Consumer Durables & Apparel	7,200	3,301,627
			9,796,241

TAIWAN (2.6%)
Pegatron Corporation +	Technology Hardware & Equipment	1,299,000	3,521,733
Taiwan Semiconductor Manufacturing Company, Ltd. +	Semiconductors & Semiconductor Equipment	104,000	911,295
Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	Semiconductors & Semiconductor Equipment	93,000	4,213,830
			8,646,858

THAILAND (2.6%)
Airports of Thailand Public Company Ltd. +	Transportation	1,853,000	4,137,186
Kasikornbank Public Company Limited +	Banks	611,000	4,510,239
			8,647,425

TURKEY (0.7%)
Tofas Turk Otomobil Fabrikasi A.S.+	Automobiles & Components	277,700	2,352,923

UNITED KINGDOM (7.9%)
Antofagasta plc +	Materials	230,300	3,046,241
BP p.l.c. +	Energy	685,900	4,884,215
Lloyds Banking Group plc +	Banks	4,626,800	4,570,179
RELX NV +	Media	161,504	3,593,312

SHIRE PLC +	Pharmaceuticals, Biotechnology & Life Sciences	57,700	2,702,133
Smith & Nephew plc +	Health Care Equipment & Services	151,800	2,735,865
WPP plc +	Media	264,900	4,807,876
			26,339,821

Total Common Stocks		(Cost $238,794,161)		317,857,119

PREFERRED STOCKS (3.3%)
BRAZIL (2.4%)
Itau Unibanco Holding S.A. (4/25/2018, 0.35%)^		Banks	488,560	8,013,856

GERMANY (0.9%)
Henkel AG & Co. KGaA + (5/9/2018, 1.60%)^		Household & Personal Products	21,900	3,060,259

Total Preferred Stocks		(Cost $6,483,735)		11,074,115

RIGHTS (0.0%)
ITALY (0.0%)
UniCredit S.p.A '		Banks	160,400	798

Total Rights		(Cost $800)		798

Total Investments	98.7%	(Cost $245,278,696)		$328,932,032
Other Assets, Less Liabilities	1.3%			4,201,790
Total Net Assets:	100.0%			$333,133,822

*	Non-Income Producing Securities
#
All or a portion of securities on loan at January 31, 2018. The market value of the securities loaned was $15,335,896. The loaned securities were secured with non-cash collateral with a value of $16,214,987. The non-cash collateral received consists of short term investments and long term bonds, and is held for the benefit of the Fund at the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day's prices.

+	Fair Valued Security
^	Maturity Date and Preferred Dividend Rate of Preferred Stock
'	Value Determined Using Significant Unobservable Inputs
ADR -	American Depositary Receipt

Industry classifications shown in the Investment Portfolio are based off of the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at January 31, 2018 was as follows~:

Cost of Investments	$ 245,278,696
Gross unrealized appreciation	87,011,760
Gross unrealized depreciation	(3,358,424)
Net unrealized appreciation	$ 83,653,336

~ Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Exposure at January 31, 2018 (Unaudited)

Securities listed or traded on a recognized national or foreign stock exchange or NASDAQ are valued at the last reported sales price on the principal exchange on which the securities are traded. NASDAQ National Market securities are valued at the NASDAQ official closing price. Over-the-counter securities and listed securities for which no closing sale price is reported are valued at the mean between the last current bid and ask price. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. As of January 31, 2018 all securities within the Fund's portfolio were valued at the last reported sales price on the principal exchange on which the securities are traded and adjusted by a fair value factor when necessary and as further described below. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for changes in value that may occur between the close of the foreign exchange and the time which Fund shares are priced. Short term investments are valued at original cost, which combined with accrued interest, approximates market value.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Fund uses various valuation approaches. A three-tiered fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets.
Level 2 - Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the inputs used, as of January 31, 2018 in valuating the Fund's assets:
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$ –	$ 21,762,210	$ –	$ 21,762,210
Belgium	–	4,931,246	–	4,931,246
Canada	12,971,834	–	–	12,971,834
China	12,585,767	10,991,258	–	23,577,025
Finland	–	3,869,095	–	3,869,095
France	–	13,184,950	–	13,184,950
Germany	–	7,629,969	–	7,629,969
Hong Kong	–	7,439,517	–	7,439,517
India	4,774,451	7,500,579	–	12,275,030
Indonesia	–	8,566,907	–	8,566,907
Ireland	–	3,793,346	–	3,793,346
Italy	–	3,530,143	–	3,530,143
Japan	–	54,344,854	–	54,344,854
Mexico	6,676,968	–	–	6,676,968
Netherlands	–	15,295,003	–	15,295,003
Peru	3,497,613	–	–	3,497,613
Russia	–	8,888,299	–	8,888,299
South Africa	–	6,118,766	–	6,118,766
South Korea	–	20,750,504	–	20,750,504
Spain	–	9,830,339	–	9,830,339
Sweden	–	13,140,231	–	13,140,231
Switzerland	–	9,796,241	–	9,796,241
Taiwan	4,213,830	4,433,028	–	8,646,858
Thailand	–	8,647,425	–	8,647,425
Turkey	–	2,352,923	–	2,352,923
United Kingdom	–	26,339,821	–	26,339,821
Total Common Stocks	$ 44,720,463	$ 273,136,656	$ –	$ 317,857,119

Preferred Stocks
Brazil	$ 8,013,856	$ –	$ –	$ 8,013,856
Germany	–	3,060,259	–	3,060,259
Total Preferred Stocks	$ 8,013,856	$ 3,060,259	$ –	$ 11,074,115

Rights
Italy	$ –	$ –	$ 798	$ 798
Total Rights	$ –	$ –	$ 798	$ 798

Total Investments	$ 52,734,319	$ 276,196,915	$ 798	$ 328,932,032

The Fund's assets assigned to Level 2 include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

During the period ended January 31, 2018, there were the following transfers between Level 1, Level 2 and Level 3 for the Thomas White International Fund:
	Transfers			Market Value
	Level 1 into Level 2			$ 3,739,667

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Description	Investments in Securities
Balance as of October 31, 2017	$ –
Accrued discounts/premiums	–
Realized gain (loss)	–
Change in unrealized appreciation (depreciation)	–
Purchases and Issues	798
Sales and Settlements	–
Transfers in and/or out of Level 3	–
Balance as of January 31, 2018	$ 798

The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represent either the beginning value (for transfers in) or ending value (for transfers out) of any security of instrument where a change in the pricing level occurred from the beginning to the end of the period.

The below chart represents quantitative disclosure about significant unobservable inputs for Level 3 fair value measurements:
Security Description	Fair Value at January 31, 2018	Valuation Techniques	Observable Inputs	Unobservable Inputs
UniCredit S.p.A - Rights	$ 798	Calculated	Underlying stock price	Cost adjustment factor

Thomas White Emerging Markets Fund
Investment Portfolio (Unaudited)			January 31, 2018

Country	Issue	Industry	Shares	Value (US$)
	COMMON STOCKS (94.2%)
	BRAZIL (5.6%)
	BB Seguridade Participacoes S.A.	Insurance	35,700	$ 348,596
	Hypermarcas S.A.	Household & Personal Products	36,900	420,887
	Petroleo Brasileiro SA Petrobras *	Energy	128,100	792,081
	Vale SA	Materials	70,922	922,698
				2,484,262

	CHILE (1.4%)
	Itau CorpBanca	Banks	60,744,050	618,797

	CHINA (34.0%)
	Alibaba Group Holding Ltd. - ADR *#	Software & Services	11,250	2,298,263
	Anhui Conch Cement Company Limited - H Shares +	Materials	149,900	826,408
	Baidu, Inc. - ADR *	Software & Services	2,725	672,857
	China Construction Bank Corp. - H Shares +	Banks	1,062,000	1,225,547
	China Overseas Land & Investment Limited +	Real Estate	154,000	595,549
	China Petroleum and Chemical Corporation (Sinopec) - H Shares +	Energy	576,000	499,360
	China Railway Signal & Communication Corporation Ltd. - H Shares +	Technology Hardware & Equipment	493,000	380,343
	China State Construction International Holdings Limited #+	Capital Goods	489,300	706,660
	Chongqing Rural Commercial Bank Co., Ltd. - H Shares +	Banks	801,600	727,918
	Ctrip.com International, Ltd. - ADR *	Retailing	9,600	449,088
	Haier Electronics Group Co., Ltd. +	Consumer Durables & Apparel	115,000	394,531
	Momo Inc. - ADR *#	Software & Services	12,600	397,278
	NetEase, Inc. - ADR	Software & Services	1,865	597,098
	Ping An Insurance (Group) Company of China Limited - H Shares +	Insurance	103,700	1,233,864
	Sinopharm Group Co. Ltd. - H Shares +	Health Care Equipment & Services	134,000	590,815
	Tencent Holdings Limited +	Software & Services	49,200	2,913,228
	ZTO Express (Cayman) Inc. - ADR *#	Transportation	41,400	654,534
				15,163,341

	HONG KONG (3.2%)
	Shenzhou International Group Holdings Ltd. +	Consumer Durables & Apparel	39,000	402,818
	Techtronic Industries Company Limited +	Consumer Durables & Apparel	151,900	1,011,909
				1,414,727

	INDIA (7.3%)
	Eicher Motors Ltd. +	Capital Goods	800	338,323
	Exide Industries Ltd. +	Automobiles & Components	94,300	330,724
	Infosys Limited +	Software & Services	27,700	500,527
	Mahindra & Mahindra Ltd. - GDR +	Automobiles & Components	40,798	489,653
	NTPC Limited +	Utilities	127,400	340,915
	Reliance Industries Ltd. +	Energy	28,000	423,525
	WNS (Holdings) Ltd. - ADR *	Software & Services	8,900	395,694
	YES BANK Limited +	Banks	78,400	437,035
				3,256,396

	INDONESIA (3.0%)
	Pembangunan Perumahan Persero +	Capital Goods	1,718,400	401,094
	PT Bank Negara Indonesia (Persero) Tbk +	Banks	918,700	644,458
	Wijaya Karya Persero Tbk PT +	Capital Goods	1,934,100	300,148
				1,345,700

	MALAYSIA (1.1%)
	CIMB Group Holdings Berhad+	Banks	274,500	510,171

	MEXICO (3.7%)
	Cemex SAB de CV *	Materials	534,720	445,032
	Grupo Aeroportuario del Sureste SAB de CV - B Shares	Transportation	18,400	357,891
	Grupo Financiero Banorte, S.A.B. de C.V.	Banks	129,100	826,828
				1,629,751

	PHILIPPINES (1.1%)
	Metropolitan Bank & Trust Company+	Banks	246,800	478,888

	POLAND (0.8%)
	KGHM Polska Miedz S.A.+	Materials	10,600	348,883

	RUSSIA (6.2%)
	Mobile TeleSystems PJSC - ADR	Telecommunication Services	32,200	390,908
	LUKOIL PJSC - ADR +	Energy	13,900	918,065
	Sberbank of Russia PJSC - ADR +	Banks	71,875	1,448,923
				2,757,896

SOUTH AFRICA (2.8%)
Naspers Limited - N Shares +	Media	4,375	1,248,885

SOUTH KOREA (12.2%)
KB Financial Group Inc. +	Banks	10,900	684,797
Korea Zinc Co Ltd +	Materials	1,075	518,424
LG Chem Ltd.+	Materials	875	354,762
LG Household & Health Care Ltd. +	Household & Personal Products	405	446,490
POSCO +	Materials	1,425	508,888
Samsung Electronics Co., Ltd. +	Semiconductors & Semiconductor Equipment	790	1,851,240
Samsung Life Insurance Co., Ltd. +	Insurance	4,100	496,871
Shinhan Financial Group Co., Ltd. +	Banks	11,550	571,657
			5,433,129

TAIWAN (7.0%)
Catcher Technology Co., Ltd +	Technology Hardware & Equipment	38,000	436,604
Pegatron Corporation +	Technology Hardware & Equipment	170,000	460,889
Taiwan Semiconductor Manufacturing Company, Ltd. +	Semiconductors & Semiconductor Equipment	251,700	2,205,509
			3,103,002

THAILAND (2.2%)
Kasikornbank Public Company Limited +	Banks	48,400	357,276
PTT Exploration and Production Public Company Limited +	Energy	164,700	626,020
			983,296

TURKEY (2.6%)
TAV Havalimanlari Holding AS +	Transportation	64,300	378,984
Turkcell Iletisim Hizmetleri AS +	Telecommunication Services	91,600	380,853
Turkiye Garanti Bankasi A.S. +	Banks	127,200	416,175
			1,176,012

Total Common Stocks	(Cost $27,424,632)		41,953,136

PREFERRED STOCKS (3.3%)
BRAZIL (2.2%)
Itau Unibanco Holding S.A. (4/25/2018, 0.35%)^	Banks	59,249	971,862

SOUTH KOREA (1.1%)
Samsung Electronics Co., Ltd. + (4/9/2018, 2.05%)^	Semiconductors & Semiconductor Equipment	250	496,612

Total Preferred Stocks	(Cost $1,088,390)		1,468,474

Total Investments	97.5%	(Cost $28,513,022)	$ 43,421,610
Other Assets, Less Liabilities	2.5%		1,114,574
Total Net Assets:	100.0%		$ 44,536,184

*	Non-Income Producing Securities
#
All or a portion of securities on loan at January 31, 2018. The market value of the securities loaned was $2,949,735. The loaned securities were secured with non-cash collateral with a value of $2,966,769. The non-cash collateral received consists of short term investments and long term bonds, and is held for the benefit of the Fund at the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day's prices.

+	Fair Valued Security
^	Maturity Date and Preferred Dividend Rate of Preferred Stock
ADR -	American Depositary Receipt
GDR -	Global Depositary Receipt

Industry classifications shown in the Investment Portfolio are based off of the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at January 31, 2018 was as follows~:

Cost of Investments		$ 28,513,022
Gross unrealized appreciation		15,186,881
Gross unrealized depreciation		(278,293)
Net unrealized appreciation		$ 14,908,588

~ Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Exposure at January 31, 2018 (Unaudited)

Securities listed or traded on a recognized national or foreign stock exchange or NASDAQ are valued at the last reported sales price on the principal exchange on which the securities are traded. NASDAQ National Market securities are valued at the NASDAQ official closing price. Over-the-counter securities and listed securities for which no closing sale price is reported are valued at the mean between the last current bid and ask price. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. As of January 31, 2018 all securities within the Fund's portfolio were valued at the last reported sales price on the principal exchange on which the securities are traded and adjusted by a fair value factor when necessary and as further described below. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for changes in value that may occur between the close of the foreign exchange and the time which Fund shares are priced. Short term investments are valued at original cost, which combined with accrued interest, approximates market value.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Fund uses various valuation approaches. A three-tiered fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets.
Level 2 - Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the inputs used, as of January 31, 2018, in valuating the Fund's assets:
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$ 2,484,262	$ –	$ –	$ 2,484,262
Chile	618,797	–	–	618,797
China	5,069,118	10,094,223	–	15,163,341
Hong Kong	–	1,414,727	–	1,414,727
India	395,694	2,860,702	–	3,256,396
Indonesia	–	1,345,700	–	1,345,700
Malaysia	–	510,171	–	510,171
Mexico	1,629,751	–	–	1,629,751
Philippines	–	478,888	–	478,888
Poland	–	348,883	–	348,883
Russia	390,908	2,366,988	–	2,757,896
South Africa	–	1,248,885	–	1,248,885
South Korea	–	5,433,129	–	5,433,129
Taiwan	–	3,103,002	–	3,103,002
Thailand	–	983,296	–	983,296
Turkey	–	1,176,012	–	1,176,012
Total Common Stocks	$ 10,588,530	$ 31,364,606	$ –	$ 41,953,136

Preferred Stocks
Brazil	$ 971,862	$ –	$ –	$ 971,862
South Korea	–	496,612	–	496,612
Total Preferred Stocks	$ 971,862	$ 496,612	$ –	$ 1,468,474

Total Investments	$ 11,560,392	$ 31,861,218	$ –	$ 43,421,610

The Fund's assets assigned to Level 2 include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

During the period ended January 31, 2018, there were the following transfers between Level 1, Level 2 and Level 3 for the Thomas White Emerging Markets Fund:
Transfers	Market Value
Level 1 into Level 2	$ 924,052

Thomas White American Opportunities Fund
Investment Portfolio (Unaudited)		January 31, 2018

Industry	Issue	Shares	Value
	COMMON STOCKS (95.2%)
	AUTOMOBILES & COMPONENTS (2.1%)
	BorgWarner, Inc.	12,000	$ 675,120
	Thor Industries, Inc.	1,800	245,988
			921,108

	BANKS (6.9%)
	Citizens Financial Group, Inc.	15,100	693,090
	Comerica Incorporated	9,250	880,785
	Regions Financial Corporation	37,100	713,433
	Zions Bancorporation	14,900	805,047
			3,092,355

	CAPITAL GOODS (11.7%)
	Carlisle Companies Incorporated	3,530	403,161
	Chicago Bridge & Iron Company N.V. ^	9,855	205,674
	Cummins Inc.	2,600	488,800
	Huntington Ingalls Industries, Inc.	4,140	983,416
	Ingersoll-Rand PLC ^	5,000	473,150
	The Middleby Corporation *	3,400	463,284
	Sensata Technologies Holding N.V. *^	15,704	883,350
	Snap-on Incorporated	3,000	513,930
	Spirit AeroSystems Holdings, Inc. - Class A	8,250	844,470
			5,259,235

	COMMERCIAL & PROFESSIONAL SERVICES (0.8%)
	Stericycle, Inc. *	5,061	381,397

	CONSUMER DURABLES & APPAREL (4.5%)
	Lennar Corporation - Class A	8,250	516,945
	NVR, Inc. *	165	524,398
	Pandora A/S - ADR ^	17,800	423,284
	Polaris Industries Inc.	4,900	553,749
			2,018,376

	CONSUMER SERVICES (4.8%)
	Aramark	11,987	549,124
	Royal Caribbean Cruises Ltd. ^	7,400	988,270
	Wyndham Worldwide Corporation	5,000	620,650
			2,158,044

	DIVERSIFIED FINANCIALS (4.2%)
	Ameriprise Financial, Inc.	3,500	590,450
	Intercontinental Exchange, Inc.	6,500	479,960
	Voya Financial, Inc.	15,500	804,605
			1,875,015

	ENERGY (4.9%)
	Andeavor	4,800	519,168
	CNX Resources Corporation *	21,600	302,616
	EQT Corporation	9,400	510,326
	Noble Energy, Inc.	15,800	482,216
	TechnipFMC plc ^	11,247	365,078
			2,179,404

	FOOD, BEVERAGE & TOBACCO (2.5%)
	Dr Pepper Snapple Group, Inc.	4,900	584,815
	Molson Coors Brewing Company - Class B	6,600	554,532
			1,139,347

HEALTH CARE EQUIPMENT & SERVICES (6.7%)
Centene Corporation *	4,600	493,304
Cigna Corporation	2,600	541,710
Humana, Inc.	1,725	486,157
Laboratory Corporation of America Holdings *	5,120	893,440
Zimmer Biomet Holdings, Inc.	4,600	584,752
		2,999,363

INSURANCE (3.0%)
Assurant, Inc.	4,600	420,808
Everest Re Group, Ltd. ^	1,700	390,660
The Hartford Financial Services Group, Inc.	9,300	546,468
		1,357,936

MATERIALS (9.7%)
AptarGroup, Inc.	4,400	384,648
Ball Corporation	14,100	539,748
Martin Marietta Materials, Inc.	2,900	661,693
The Mosaic Company	11,300	308,490
Owens-Illinois, Inc. *	20,948	486,413
PPG Industries, Inc.	6,460	766,996
The Scotts Miracle-Gro Company - Class A	4,585	413,888
The Sherwin-Williams Company	1,840	767,482
		4,329,358

MEDIA (1.2%)
CBS Corporation	9,366	539,575

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (1.4%)
Jazz Pharmaceuticals Public Limited Company *^	4,300	626,682

RETAILING (2.9%)
AutoZone, Inc. *	694	531,215
Ross Stores, Inc.	9,100	749,749
		1,280,964

SOFTWARE & SERVICES (14.8%)
Alliance Data Systems Corporation	3,500	898,310
CA, Inc.	11,600	415,860
Cadence Design Systems, Inc. *	17,900	802,994
Check Point Software Technologies Ltd. *^	5,050	522,220
DST Systems, Inc.	6,500	541,905
Fidelity National Information Services, Inc.	7,800	798,408
FleetCor Technologies Inc. *	2,950	626,875
Intuit Inc.	5,100	856,290
PayPal Holdings, Inc. *	13,700	1,168,884
		6,631,746

TECHNOLOGY HARDWARE & EQUIPMENT (2.7%)
Arrow Electronics, Inc. *	6,500	528,710
NetApp, Inc.	11,250	691,875
		1,220,585

TRANSPORTATION (4.3%)
Old Dominion Freight Line, Inc.	8,300	1,215,535
Southwest Airlines Co.	12,100	735,680
		1,951,215

UTILITIES (6.1%)
Alliant Energy Corporation	14,000	556,500
Ameren Corporation	11,300	639,919
CMS Energy Corporation	13,050	583,988
DTE Energy Company	5,200	549,328
Xcel Energy, Inc.	9,050	413,042
		2,742,777

Total Common Stocks	(Cost $29,857,350)	42,704,482

REAL ESTATE INVESTMENT TRUSTS (REITS) (3.7%)
REITS (3.7%)
		Crown Castle International Corp.	5,650	637,150
		Omega Healthcare Investors, Inc.	18,300	494,832
		Welltower Inc.	8,800	527,736
				1,659,718

Total REITS			(Cost $1,615,512)	1,659,718

Total Investments	98.9%		(Cost $31,472,862)	$ 44,364,200
Other Assets, Less Liabilities	1.1%			476,818
Total Net Assets:	100.0%			$ 44,841,018

*	Non-Income Producing Securities
^	Foreign Issued Securities
ADR -	American Depositary Receipt

Industry classifications shown in the Investment Portfolio are based off of the Global Industry Classification Standard (GICS®). GICS
was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at January 31, 2018 was as follows~:

Cost of Investments		$ 31,472,862
Gross unrealized appreciation		13,444,871
Gross unrealized depreciation		(553,533)
Net unrealized appreciation		$ 12,891,338

~ Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Exposure at January 31, 2018 (Unaudited)

Securities listed or traded on a recognized national or foreign stock exchange or NASDAQ are valued at the last reported sales price on the principal exchange on which the securities are traded. NASDAQ National Market securities are valued at the NASDAQ official closing price. Over-the-counter securities and listed securities for which no closing sale price is reported are valued at the mean between the last current bid and ask price. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. As of January 31, 2018 all securities within the Fund's portfolio were valued at the last reported sales price on the principal exchange on which the securities are traded and adjusted by a fair value factor when necessary and as further described below. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for changes in value that may occur between the close of the foreign exchange and the time which Fund shares are priced. Short term investments are valued at original cost, which combined with accrued interest, approximates market value.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Fund uses various valuation approaches. A three-tiered fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets.
Level 2 - Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the inputs used, as of January 31, 2018, in valuating the Fund's assets:
	Level 1	Level 2	Level 3	Total
Common Stocks
Automobiles & Components	$ 921,108	$ –	$ –	$ 921,108
Banks	3,092,355	–	–	3,092,355
Capital Goods	5,259,235	–	–	5,259,235
Commercial & Professional Services	381,397	–	–	381,397
Consumer Durables & Apparel	2,018,376	–	–	2,018,376
Consumer Services	2,158,044	–	–	2,158,044
Diversified Financials	1,875,015	–	–	1,875,015
Energy	2,179,404	–	–	2,179,404
Food, Beverage & Tobacco	1,139,347	–	–	1,139,347
Health Care Equipment & Services	2,999,363	–	–	2,999,363
Insurance	1,357,936	–	–	1,357,936
Materials	4,329,358	–	–	4,329,358
Media	539,575	–	–	539,575
Pharmaceuticals, Biotechnology & Life Sciences	626,682	–	–	626,682
Retailing	1,280,964	–	–	1,280,964
Software & Services	6,631,746	–	–	6,631,746
Technology Hardware & Equipment	1,220,585	–	–	1,220,585
Transportation	1,951,215	–	–	1,951,215
Utilities	2,742,777	–	–	2,742,777
Total Common Stocks	$ 42,704,482	$ –	$ –	$ 42,704,482

Real Estate Investment Trusts (REITS)
REITS	$ 1,659,718	$ –	$ –	$ 1,659,718
Total REITS	$ 1,659,718	$ –	$ –	$ 1,659,718

Total Investments	$ 44,364,200	$ –	$ –	$ 44,364,200

No transfers between Levels 1, 2 or 3 were observed during the reporting period, as compared to their classification from the prior annual report.

Item 2. Controls and Procedures.

(a)
The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Lord Asset Management Trust

By (Signature and Title) /s/ Stathy M. White
                                           Stathy M. White
                                           President (Principal Executive Officer)

Date                                                March 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Stathy M. White
                                           Stathy M. White
                                           President (Principal Executive Officer)

Date                                                March 19, 2018

By (Signature and Title) /s/ David M. Sullivan II
                                           David M. Sullivan II
                                           Treasurer (Principal Financial Officer)

Date                                                March 19, 2018